Note 17 - Trade and Other Receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade receivables	$ 6,193	$ 5,899	$ 5,333	$ 5,248
Contract assets	3,929	1,800	120	13,183
Prepayments	2,919	628	391	563
Other receivables	1,951	2,072	2,059	722
Related party receivable				128
Total	14,992	10,399	7,903	19,844
Loan due from associate				549
Other receivables				618
Total				$ 1,167